Business acquisition (Summary of Fair Values of Assets Acquired and Liabilities Assumed) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)
Fair values of the assets acquired and liabilities assumed:
Goodwill	¥ 159,409	¥ 147,639		$ 23,185	¥ 147,639	$ 21,473
Software [Member]
Fair values of the assets acquired and liabilities assumed:
Estimated useful lives	3 years 6 months
Travel agencies [Member]
Fair values of the assets acquired and liabilities assumed:
Net liabilities			¥ (59,923)
Net assets (including cash acquired of RMB6.4 million)	¥ 5,239	12,907
Goodwill	11,770	10,565	133,324
Deferred tax liability	(1,075)	(1,535)	(20,606)
Noncontrolling interest			(19,721)
Total consideration	20,234	28,077	115,498
Cash acquired	6,400	8,300	24,000
Travel agencies [Member] | Technology [Member]
Fair values of the assets acquired and liabilities assumed:
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Intangible Assets, Other than Goodwill	¥ 4,300
Estimated useful lives	9 years 4 months 24 days
Travel agencies [Member] | Travel licenses [Member]
Fair values of the assets acquired and liabilities assumed:
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Intangible Assets, Other than Goodwill			¥ 25,100
Estimated useful lives			20 years
Travel agencies [Member] | Customer relationship [Member]
Fair values of the assets acquired and liabilities assumed:
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Intangible Assets, Other than Goodwill			¥ 13,458
Travel agencies [Member] | Customer relationship [Member] | Minimum [Member]
Fair values of the assets acquired and liabilities assumed:
Estimated useful lives			14 years 3 months
Travel agencies [Member] | Customer relationship [Member] | Maximum [Member]
Fair values of the assets acquired and liabilities assumed:
Estimated useful lives			14 years 6 months
Travel agencies [Member] | Trade names [Member]
Fair values of the assets acquired and liabilities assumed:
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Intangible Assets, Other than Goodwill		¥ 2,464	¥ 39,170
Estimated useful lives		9 years 6 months
Travel agencies [Member] | Trade names [Member] | Minimum [Member]
Fair values of the assets acquired and liabilities assumed:
Estimated useful lives			7 years
Travel agencies [Member] | Trade names [Member] | Maximum [Member]
Fair values of the assets acquired and liabilities assumed:
Estimated useful lives			14 years
Travel agencies [Member] | Software [Member]
Fair values of the assets acquired and liabilities assumed:
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Intangible Assets, Other than Goodwill			¥ 3,013
Estimated useful lives			5 years
Travel agencies [Member] | Non-compete agreement [Member]
Fair values of the assets acquired and liabilities assumed:
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Intangible Assets, Other than Goodwill		¥ 3,676	¥ 1,683
Estimated useful lives		6 years
Travel agencies [Member] | Non-compete agreement [Member] | Minimum [Member]
Fair values of the assets acquired and liabilities assumed:
Estimated useful lives			3 years 6 months
Travel agencies [Member] | Non-compete agreement [Member] | Maximum [Member]
Fair values of the assets acquired and liabilities assumed:
Estimated useful lives			5 years 3 months